Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed statement of comprehensive loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed statement of comprehensive loss
General and administrative	¥ (576,269)	¥ (646,539)	¥ (535,493)
Others, net	35,546	26,497	59,659
Net loss attributable to ZKH Group Limited	(139,742)	(268,043)	(304,314)
Accretion on preferred shares to redemption value			(660,070)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(139,742)	(268,043)	(964,384)
Net loss attributable to ZKH Group Limited	(139,742)	(268,043)	(304,314)
Other comprehensive loss:
Foreign currency translation adjustments	(42,052)	29,918	26,756
Comprehensive loss attributable to ZKH Group Limited	(181,794)	(238,125)	(277,558)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	(181,794)	(238,125)	(937,628)
Parent company | Reportable legal entities
Condensed statement of comprehensive loss
General and administrative	(12,600)	(32,357)	(8,586)
Share of loss from subsidiaries	(133,589)	(238,597)	(297,229)
Others, net	6,447	2,911	1,501
Net loss attributable to ZKH Group Limited	(139,742)	(268,043)	(304,314)
Accretion on preferred shares to redemption value			(660,070)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(139,742)	(268,043)	(964,384)
Net loss attributable to ZKH Group Limited	(139,742)	(268,043)	(304,314)
Other comprehensive loss:
Foreign currency translation adjustments	(42,052)	29,918	26,756
Comprehensive loss attributable to ZKH Group Limited	(181,794)	(238,125)	(277,558)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	¥ (181,794)	¥ (238,125)	¥ (937,628)